CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Revenues	¥ 125,432	$ 18,184	¥ 141,233	¥ 160,344
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB18,155, RMB14,373 and RMB14,917 for the years ended March 31, 2024, 2025 and 2026, respectively)	(89,578)	(12,986)	(84,762)	(91,191)
Sales and marketing expenses	(37,556)	(5,444)	(57,953)	(67,391)
Research and development expenses	(28,776)	(4,172)	(29,967)	(26,724)
General and administrative expenses	(49,390)	(7,160)	(56,675)	(55,148)
Amortization of intangible assets	(176)	(26)	(156)	(1,901)
Impairment of long-lived assets	0	0	(17,953)	(9,945)
Other income, net	7,832	1,135	5,093	12,784
Loss from operations	(72,212)	(10,469)	(101,140)	(79,172)
Interest income	2,282	331	5,905	12,719
Interest expense	(11)	(2)	(1)	(191)
Gain from investments, net	42,264	6,127	38,050	953
Fair value changes of crypto assets	(3,789)	(549)	0	0
Gain on deconsolidation of a subsidiary	36,909	5,351	0	0
(Loss)/income before income tax and share of results of equity method investees	5,443	789	(57,186)	(65,691)
Income tax benefits/(expenses)	(6,129)	(889)	(839)	1,618
Share of results of equity method investees	3,906	566	(2,548)	(2,886)
Net (loss)/income	3,220	466	(60,573)	(66,959)
Net (loss)/gain attributable to non-controlling interests	1,379	200	1,984	(7,674)
Net (loss)/income attributable to MOGU Inc.	1,841	266	(62,557)	(59,285)
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of nil tax	(2,695)	(391)	526	3,675
Unrealized securities holding gains/(losses), net of tax	(0)	(0)	(17,423)	3,496
Total comprehensive (loss)/income	525	75	(77,470)	(59,788)
Total comprehensive (loss)/income attributable to non-controlling interests	1,379	200	1,984	(7,674)
Total comprehensive loss attributable to MOGU Inc.	¥ (854)	$ (125)	¥ (79,454)	¥ (52,114)
Net (loss)/income per ordinary share
Basic | (per share)	¥ 0	$ 0	¥ (0.02)	¥ (0.02)
Diluted | (per share)	¥ 0	$ 0	¥ (0.02)	¥ (0.02)
Weighted average number of shares used in computing net (loss)/income per share
Basic	2,453,174,723	2,453,174,723	2,628,575,500	2,597,764,333
Diluted	2,637,344,662	2,637,344,662	2,628,575,500	2,597,764,333
ADS
Net (loss)/income per ordinary share
Basic | (per share)	¥ 0.23	$ 0.03	¥ (7.14)	¥ (6.85)
Diluted | (per share)	¥ 0.21	$ 0.03	¥ (7.14)	¥ (6.85)
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (1)	$ 0	¥ (68)	¥ (490)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(9)	(1)	(627)	(3,342)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(1)	0	(27)	(439)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(5)	(1)	(117)	(319)
Commission Revenues
Revenues	65,847	9,546	74,697	109,742
Financing Solutions Revenues
Revenues	6,809	987	7,876	10,267
Technology Services Revenues
Revenues	26,941	3,906	51,236	33,288
Other Revenues
Revenues	¥ 25,835	$ 3,745	¥ 7,424	¥ 7,047